Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (478,104)	$ (853,647)	$ (4,437,434)	$ (5,021,703)
Adjustments to reconcile net loss to net cash provided in operating activities:
Stock based compensation	30,319	34,846	139,380	2,262,322
Common stock issued for service	96,247		69,000	397,042
Common stock issued for forbearance fee			2,655,292
Depreciation of fixed assets	1,085	9,145	33,367	66,012
Amortization of right of use asset		43,730
Amortization of intangible assets	42,327	40,384	162,496	20,380
Amortization of loan costs	667	25,988	72,478	128,696
Deferred taxes		8,362
Lease expense	7,086		175,699	149,861
Bad debt expense	90		13,293
Allowance for inventory obsolescence	43,090	146,853	71,487
Gain on PPP loan forgiveness			(344,762)
Gain on termination of lease			(38,819)
Gain on sale of equipment			(343,181)
Changes in operating assets and liabilities:
Accounts receivables	364,215	149,602	942,656	2,517,585
Inventories	1,183,922	3,053,140	6,023,473	1,804,241
Advances to affiliated supplier		(15,999)	(14,049)	(146,316)
Other current assets	(45,521)	23,409	63,315	(12,930)
Right of use liability	(7,123)	(39,064)	(156,582)	(130,450)
Other assets	(14,341)		14,852
Accounts payable and accruals	(726,066)	(768,896)	(1,873,224)	(457,576)
Other current liabilities	(35,269)		1,346,838
Net Cash Provided by Operating Activities	462,624	1,857,853	4,575,575	1,577,164
CASH FLOWS FROM INVESTING ACTIVITIES:
Deconsolidation of variable interest entity			(8,421)
Net cash paid for acquisition				(260,667)
Proceeds from sale of fixed assets			407,198
Purchases of fixed assets		(13,230)	(55,540)	(9,038)
Net Cash Provided by (Used in) Investing Activities		(13,230)	343,237	(269,705)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock offering			10,000	22,000
Proceeds from working capital line of credit	2,508,585	2,407,538	6,775,660	21,545,968
Proceeds from related party notes payable				1,100,000
Proceeds from HSBC loan			43,788
Proceeds from PPP loan	371,944		344,762
Repayments of working capital line of credit	(3,534,204)	(4,336,132)	(11,887,721)	(23,993,616)
Repayments of related party notes payable			(17,124)	(127,500)
Principal payments of long-term debt				(30,866)
Payments of loan costs		(70,000)	(70,000)	(25,000)
Net Cash Used in Financing Activities	(653,675)	(1,998,594)	(4,800,635)	(1,509,014)
Effect of Exchange Rate Changes on Cash		14,606	23,700	50,141
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(191,051)	(139,365)	141,877	(151,414)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - BEGINNING OF PERIOD	337,687	195,810	195,810	347,226
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - END OF PERIOD	146,636	56,445	337,687	195,810
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY
Series A preferred 8% dividend issued in common stock	28,260	28,259	113,040	113,041
Operating lease assets recognized in exchange for operating lease liabilities		28,137	28,137	1,257,751
Shares issued for partial payment of accounts payable			120,000
Shares issued for partial payment of notes payable - related party			1,593,300
Shares issued for acquisition				2,590,000
Related party notes recognized from business acquisition				710,000
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 291,038	$ 276,655	$ 725,693	$ 1,068,796